INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Intangible Assets And Goodwill [Abstract]
Summary of Movements of Goodwill
The movements in 2025 and 2024 were as follows:

£m
Cost
1 January 2024	11,979
Additions[1]	27
Disposals	(466)
Exchange adjustments	(146)
31 December 2024	11,394
Additions[1]	91
Disposals	—
Exchange adjustments	(217)
31 December 2025	11,268

Accumulated impairment losses
1 January 2024	3,590
Impairment losses for the year	237
Exchange adjustments	(43)
31 December 2024	3,784
Impairment losses for the year	641
Exchange adjustments	(103)
December 31, 2025	4,322

Net book value
31 December 2025	6,946
31 December 2024	7,610
1 January 2024	8,389
Note
[1]Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 'Business Combinations'. The effect of such revisions was not material in either year presented

Summary of Movements of Other Intangible Assets
The movements in 2025 and 2024 were as follows:

	Brands with an indefinite useful life	Acquired intangibles	Internally generated intangibles and other[2]	Total
	£m	£m	£m	£m
Cost
1 January 2024	472	1,814	280	2,566
Additions	—	—	47	47
Disposals and derecognition	(2)	(820)	(38)	(860)
Acquisitions	—	17	—	17
Other movements[1]	—	14	6	20
Exchange adjustments	(1)	(12)	—	(13)
31 December 2024	469	1,013	295	1,777
Additions	—	—	95	95
Disposals and derecognition	—	(234)	(34)	(268)
Acquisitions	—	32	—	32
Exchange adjustments	(17)	(19)	(8)	(44)
31 December 2025	452	792	348	1,592

Accumulated amortisation and impairment
1 January 2024	60	1,470	186	1,716
Charge for the year	—	93	32	125
Other movements[1]	—	—	1	1
Disposals and derecognition	—	(759)	(37)	(796)
Exchange adjustments	—	(7)	1	(6)
31 December 2024	60	797	183	1,040
Charge for the year	—	61	43	104
Other movements[1]	—	—	8	8
Disposals and derecognition	—	(234)	(34)	(268)
Exchange adjustments	(3)	(17)	(6)	(26)
31 December 2025	57	607	194	858

Net book value
31 December 2025	395	185	154	734
31 December 2024	409	216	112	737
1 January 2024	412	344	94	850
Notes
[1]Other movements in acquired intangibles include revisions to fair value adjustments that are not material arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 'Business Combinations'
[2]Other intangible assets are primarily comprised of purchased software

Summary of Cash-generating Units with Significant Goodwill
CGUs with significant goodwill and brands with an indefinite useful life at 31 December are:

	Goodwill[1]		Brands with an indefinite useful life
	2025	2024	2025	2024
	£m	£m	£m	£m
WPP Media	3,308	3,200	—	—
VML	1,873	1,905	—	—
Ogilvy[3]	617	795	206	212
Burson	718	746	106	111
Hill & Knowlton[4]	—	—	32	33
AKQA[2]	87	435	—	—
Landor	70	89	51	53
Other	273	440	—	—
	6,946	7,610	395	409
Notes
[1]Certain operations have been realigned between the various networks. These realignments have been reflected in the CGUs tested for impairment. The most significant realignments are detailed below
[2]Following the announcement to separate AKQA and Grey (previously the AKQA Group) in the second quarter of 2025, goodwill was reallocated to the separate AKQA and Grey CGUs
[3]Following the announcement to merge Grey into the Ogilvy CGU in the second quarter of 2025, goodwill for these businesses was combined within the Ogilvy CGU effective 1 July 2025, when the merger formally completed. At 30 June 2025, Grey and Ogilvy were separate CGUs with goodwill of £156 million and £834 million respectively
[4]Following the announcement to merge BCW and Hill & Knowlton in January 2024, goodwill for these businesses was combined within the Burson CGU effective 1 July 2024, when the merger formally completed. Indefinite lived brands associated with Hill & Knowlton and Burson continued to be identified in separate CGUs during 2025